VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.0%
U.S. Treasury Bonds 1.875%, 2/15/51	$ 951	$908
U.S. Treasury Notes
2.000%, 8/31/21	1,100	1,103
2.000%, 11/15/21	1,380	1,390
0.875%, 6/30/26	625	625
1.250%, 6/30/28	126	126
1.625%, 5/15/31	538	546
Total U.S. Government Securities (Identified Cost $4,670)		4,698

Mortgage-Backed Securities—15.9%
Agency—15.9%
Federal National Mortgage Association
TBA 1.500%, 7/31/21	1,300	1,274
TBA 2.000%, 7/31/21	2,255	2,277
2.500%, 11/1/31	273	287
2.500%, 7/1/40	350	363
3.500%, 1/1/46	923	993
3.000%, 7/1/50	157	166
2.500%, 12/1/50	1,256	1,307
2.000%, 2/1/51	782	793
2.500%, 3/1/51	880	912
		8,372

Total Mortgage-Backed Securities (Identified Cost $8,343)		8,372

Asset-Backed Securities—34.1%
Automobiles—12.8%
Carmax Auto Owner Trust
2019-3, C 2.600%, 6/16/25	400	415
2020-1, A4 2.030%, 6/16/25	585	607
Chesapeake Funding II LLC 2019-2A, C 144A 2.270%, 9/15/31(1)	400	408
Ford Credit Auto Owner Trust
2018-1, A 144A 3.190%, 7/15/31(1)	260	280
2020-1, A 144A 2.040%, 8/15/31(1)	232	241
GM Financial Automobile Leasing Trust
2019-3, C 2.350%, 7/20/23	400	404
2021-2, A3 0.340%, 5/20/24	180	180
GM Financial Consumer Automobile Receivables Trust
2019-4, A3 1.750%, 7/16/24	175	177
2020-2, A3 1.490%, 12/16/24	70	71
	Par Value	Value

Automobiles—continued
Honda Auto Receivables Owner Trust 2021-1, A3 0.270%, 4/21/25	$1,500	$1,499
Hyundai Auto Receivables Trust
2019-A, A3 2.660%, 6/15/23	874	883
2019-B, C 2.400%, 6/15/26	600	623
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(1)	150	150
Toyota Auto Receivables Owner Trust
2020-C, A3 0.440%, 10/15/24	310	311
2021-B, A3 0.260%, 11/17/25	500	499
		6,748

Collateralized Loan Obligations—3.9%
Bain Capital Credit CLO 2018-1A, A1 (3 month LIBOR + 0.960%) 144A 1.133%, 4/23/31(1)(2)	80	80
Bain Capital Credit CLO Ltd. 2021-3A, A (3 month LIBOR + 1.160%, Cap N/A, Floor 1.160%) 144A 1.346%, 7/24/34(1)(2)	500	501
Carlyle US CLO Ltd. 2021-6A, A1 0.000%, 7/15/34	250	250
Dryden CLO Ltd. 2019-68A, A (3 month LIBOR + 1.310%) 144A 1.494%, 7/15/32(1)(2)	515	513
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 1.311%, 4/15/34(1)(2)	705	707
		2,051

Consumer Loans—0.6%
OneMain Financial Issuance Trust 2021-1A, A1 144A 1.550%, 6/16/36(1)	300	301
Sofi Consumer Loan Program LLC 2016-3, B 144A 4.490%, 12/26/25(1)(2)	29	29
		330

Credit Card—4.1%
American Express Credit Account Master Trust
2018-3, A (1 month LIBOR + 0.320%) 0.393%, 10/15/25(2)	100	101
	Par Value	Value

Credit Card—continued
2018-5, A (1 month LIBOR + 0.340%) 0.413%, 12/15/25(2)	$500	$502
Citibank Credit Card Issuance Trust 2017-A5, A5 (1 month LIBOR + 0.620%) 0.711%, 4/22/26(2)	715	725
Discover Card Execution Note Trust 2017-A7, A7 (1 month LIBOR + 0.360%) 0.433%, 4/15/25(2)	800	803
		2,131

Equipment—3.9%
HPEFS Equipment Trust
2019-1A, A3 144A 2.210%, 9/20/29(1)	372	374
2019-1A, C 144A 2.490%, 9/20/29(1)	400	407
2021-1A, A3 144A 0.320%, 3/20/31(1)	700	699
2021-1A, C 144A 0.750%, 3/20/31(1)	500	499
Yuan Renminbi Offshore Equipment Trust 2019-B, A3 2.520%, 8/15/24	62	62
		2,041

Other—8.8%
Domino’s Pizza Master Issuer LLC 2021-1A, A2I 144A 2.662%, 4/25/51(1)	500	517
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	348	354
United States Small Business Administration
2018-20A, 1 2.920%, 1/1/38	197	212
2018-20E, 1 3.500%, 5/1/38	233	258
2018-20G, 1 3.540%, 7/1/38	228	252
2018-20I, 1 3.530%, 9/1/38	309	342
2019-20A, 1 3.370%, 1/1/39	245	268
2019-20B, 1 3.260%, 2/1/39	94	103
2019-20C, 1 3.200%, 3/1/39	104	114
2019-20F, 1 2.600%, 6/1/39	34	36
2019-25G, 1 2.690%, 7/1/44	140	150
2020-25L, 1 1.210%, 12/1/45	147	148
2021-25D, 1 1.660%, 4/1/46	515	524
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Vantage Data Centers LLC 2020-1A, A2 144A 1.645%, 9/15/45(1)	$250	$251
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	340	339
Verizon Owner Trust 2019-C, A1A 1.940%, 4/22/24	755	766
		4,634

Total Asset-Backed Securities (Identified Cost $17,702)		17,935

Corporate Bonds and Notes—44.9%
Basic Materials—0.8%
ArcelorMittal S.A. 7.250%, 10/15/39	100	141
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	105	122
Suzano Austria GmbH 3.750%, 1/15/31	140	147
		410

Communications—4.9%
Amazon.com, Inc. 3.250%, 5/12/61	145	153
AT&T, Inc.
3.100%, 2/1/43	231	226
144A 3.500%, 9/15/53(1)	85	85
Charter Communications Operating LLC 5.375%, 4/1/38	110	135
Netflix, Inc. 4.875%, 4/15/28	255	296
Omnicom Group, Inc. 2.600%, 8/1/31	193	196
Time Warner Cable LLC 6.550%, 5/1/37	35	48
Time Warner Entertainment Co. LP 8.375%, 7/15/33	95	144
T-Mobile USA, Inc. 2.250%, 2/15/26	213	215
VeriSign, Inc. 2.700%, 6/15/31	183	186
Verizon Communications, Inc. 2.100%, 3/22/28	193	197
ViacomCBS, Inc.
4.200%, 5/19/32	134	155
4.375%, 3/15/43	80	93
6.250%, 2/28/57	127	145
Vodafone Group plc 5.125%, 6/4/81	180	182
	Par Value	Value

Communications—continued
Walt Disney Co. (The) 7.300%, 4/30/28	$85	$114
		2,570

Consumer, Cyclical—6.3%
American Airlines, Inc. 144A 5.500%, 4/20/26(1)	250	265
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(1)	305	356
144A 4.500%, 10/20/25(1)	184	198
Ford Motor Credit Co. LLC
3.350%, 11/1/22	284	291
4.140%, 2/15/23	530	549
General Motors Co. 5.150%, 4/1/38	160	195
Hasbro, Inc.
6.350%, 3/15/40	130	181
5.100%, 5/15/44	105	128
Lowe’s Cos., Inc. 2.625%, 4/1/31	195	201
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	710	782
United Airlines, Inc. 144A 4.625%, 4/15/29(1)	140	145
		3,291

Consumer, Non-cyclical—3.9%
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	180	201
Celgene Corp. 5.000%, 8/15/45	129	153
Centene Corp. 2.450%, 7/15/28	92	93
Cigna Corp. 4.800%, 8/15/38	120	149
CVS Health Corp. 2.700%, 8/21/40	295	286
HCA, Inc. 5.875%, 2/15/26	230	266
STERIS Irish FinCo UnLtd Co. 2.700%, 3/15/31	190	194
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50	130	131
Trustees of Tufts College 3.099%, 8/15/51	190	200
UnitedHealth Group, Inc. 3.250%, 5/15/51	165	176
Viatris, Inc. 144A 4.000%, 6/22/50(1)	185	196
		2,045

Energy—5.9%
BP Capital Markets plc 4.875% (3)	208	228
Cenovus Energy, Inc. 3.800%, 9/15/23	55	58
	Par Value	Value

Energy—continued
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	$125	$184
Enable Midstream Partners LP
3.900%, 5/15/24	150	159
4.950%, 5/15/28	225	258
Energy Transfer LP
6.500%, 2/1/42	75	97
Series G 7.125%(3)	136	140
Series H 6.500%(3)	130	133
EQT Corp. 144A 3.125%, 5/15/26(1)	255	261
Exxon Mobil Corp. 4.114%, 3/1/46	115	136
Hess Corp.
7.125%, 3/15/33	87	118
5.600%, 2/15/41	120	150
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	200	200
NGPL PipeCo LLC 144A 3.250%, 7/15/31(1)	115	119
Northern Natural Gas Co. 144A 3.400%, 10/16/51(1)	231	237
Petroleos Mexicanos 4.500%, 1/23/26	270	273
Plains All American Pipeline LP
6.650%, 1/15/37	125	164
Series B 6.125%(3)	237	209
		3,124

Financials—10.9%
AerCap Ireland Capital DAC 3.500%, 1/15/25	155	164
American International Group, Inc. 6.820%, 11/15/37	20	28
American Tower Corp. 2.750%, 1/15/27	265	280
Athene Global Funding
144A 2.550%, 6/29/25(1)	82	86
144A 2.500%, 3/24/28(1)	195	200
Banco Santander S.A. 4.750% (3)	200	202
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	88	88
Crown Castle International Corp.
4.450%, 2/15/26	240	271
2.900%, 4/1/41	185	180
CyrusOne LP 2.150%, 11/1/30	195	185
Deutsche Bank AG 6.000% (3)	200	211
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Equinix, Inc. 1.000%, 9/15/25	$338	$336
First Horizon Corp. 4.000%, 5/26/25	406	447
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	200	240
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(1)	160	161
144A 4.700%, 10/15/51(1)	350	351
Huntington Bancshares, Inc. 5.625% (3)	75	87
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.886%, 2/1/27(2)	107	101
Intercontinental Exchange, Inc. 2.650%, 9/15/40	190	182
JPMorgan Chase & Co.
Series KK 3.650%(3)	192	192
Series U (3 month LIBOR + 0.950%) 1.126%, 2/2/37(2)	314	278
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.513%, 5/17/66(2)	200	177
MetLife, Inc.
10.750%, 8/1/39	154	266
144A 9.250%, 4/8/38(1)	55	83
Natwest Group plc 3.073%, 5/22/28	200	211
New York Life Insurance Co. 144A 4.450%, 5/15/69(1)	110	138
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(1)	140	160
Popular, Inc. 6.125%, 9/14/23	295	318
State Street Corp. (3 month LIBOR + 1.000%) 1.119%, 6/15/47(2)	165	140
		5,763

Industrials—3.1%
Avnet, Inc. 3.000%, 5/15/31	185	184
Boeing Co. (The)
7.950%, 8/15/24	135	162
2.196%, 2/4/26	273	276
3.625%, 2/1/31	210	226
Carrier Global Corp. 2.722%, 2/15/30	190	197
Northrop Grumman Corp. 3.250%, 1/15/28	270	295
	Par Value	Value

Industrials—continued
Northrop Grumman Systems Corp. 7.875%, 3/1/26	$240	$310
		1,650

Technology—2.3%
Broadcom Corp. 3.875%, 1/15/27	269	297
Broadcom, Inc.
144A 3.469%, 4/15/34(1)	171	181
144A 3.500%, 2/15/41(1)	109	111
Leidos, Inc. 7.125%, 7/1/32	44	60
NXP B.V. 144A 3.400%, 5/1/30(1)	215	235
Oracle Corp.
3.800%, 11/15/37	90	99
3.650%, 3/25/41	115	122
salesforce.com, Inc. 2.900%, 7/15/51	91	92
		1,197

Utilities—6.8%
Alabama Power Co.
5.700%, 2/15/33	115	149
3.125%, 7/15/51	54	55
American Water Capital Corp. 2.300%, 6/1/31	130	132
Boston Gas Co. 144A 3.150%, 8/1/27(1)	264	283
Consolidated Edison Co. of New York, Inc. Series 06-E 5.700%, 12/1/36	45	60
DTE Electric Co. 5.700%, 10/1/37	85	115
Duke Energy Carolinas LLC 3.450%, 4/15/51	73	81
Duke Energy Ohio, Inc. 2.125%, 6/1/30	145	146
Edison International Series A 5.375% (3)	190	191
Enel Finance International N.V. 144A 2.650%, 9/10/24(1)	200	210
Jersey Central Power & Light Co.
6.150%, 6/1/37	85	110
144A 2.750%, 3/1/32(1)	150	152
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	230	233
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(1)	170	167
	Par Value	Value

Utilities—continued
NRG Energy, Inc. 144A 2.450%, 12/2/27(1)	$260	$262
Pacific Gas and Electric Co.
4.550%, 7/1/30	280	300
4.500%, 12/15/41	45	44
4.950%, 7/1/50	65	67
PacifiCorp 2.700%, 9/15/30	100	105
Pennsylvania Electric Co.
6.150%, 10/1/38	125	164
144A 4.150%, 4/15/25(1)	165	178
144A 3.250%, 3/15/28(1)	80	84
Southern California Edison Co. 3.900%, 12/1/41	96	99
Southern Co. (The) Series A 3.750%, 9/15/51	193	194
		3,581

Total Corporate Bonds and Notes (Identified Cost $23,072)		23,631

	Shares
Preferred Stocks—2.1%
Financials—2.1%
Citigroup Capital XIII, 6.556%(2)	9,980(4)	278
Regions Financial Corp. Series D, 5.750%	280,000(4)	313
Regions Financial Corp. Series E, 4.450%	13,275	337
Truist Financial Corp. Series Q, 5.100%	160(4)	180
		1,108

Total Preferred Stocks (Identified Cost $1,057)		1,108

Total Long-Term Investments—106.0% (Identified Cost $54,844)		55,744

TOTAL INVESTMENTS—106.0% (Identified Cost $54,844)		$55,744
Other assets and liabilities, net—(6.0)%		(3,132)
NET ASSETS—100.0%		$52,612
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Abbreviations:
CDX.NA.HY	Credit Default Swap National Association High Yield
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
TBA	To be announced

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $12,197 or 23.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	No contractual maturity date.
(4)	Value shown as par value.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	88%
Cayman Islands	3
Netherlands	2
Ireland	1
Puerto Rico	1
Mexico	1
Germany	1
Other	3
Total	100%
† % of total investments as of June 30, 2021.
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
5 Year U.S. Treasury Note Future	September 2021	33	$4,073	$—	$(6)
10 Year U.S. Treasury Ultra Note Future	September 2021	(18)	(2,650)	—	(12)
U.S. Treasury Long Bond Future	September 2021	4	643	10	—
U.S. Treasury Ultra Bond Future	September 2021	10	1,927	54	—
Total				$64	$(18)

Centrally cleared credit default swap - buy protection(1) outstanding as of June 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Baxter International	Quarterly	ICE	1.000%	06/20/26	$(1,495)	$(55)	$(53)	$—	$(2)
Lincoln National Corp	Quarterly	ICE	1.000%	06/20/26	(560)	(8)	(5)	—	(4)
CDX.NA.HY.36(3)	Quarterly	ICE	5.000%	06/20/26	(5,235)	(534)	(510)	—	(24)
Valero Energy Corp	Quarterly	ICE	1.000%	06/20/26	(565)	(6)	2	—	(8)
Morgan Stanley	Quarterly	ICE	1.000%	06/20/26	(610)	(15)	(11)	—	(3)
International Business Machines Corp	Quarterly	ICE	1.000%	06/20/26	(1,525)	(48)	(46)	—	(2)
Energy Transfer LP	Quarterly	ICE	1.000%	06/20/26	(775)	(8)	17	—	(25)
Simon Property Group LP	Quarterly	ICE	1.000%	06/20/26	(725)	(11)	1	—	(12)
Hess Corp.	Quarterly	ICE	1.000%	06/20/26	(615)	2	17	—	(15)
Citigroup Inc.	Quarterly	ICE	1.000%	06/20/26	(1,100)	(27)	(24)	—	(3)
Total						$(710)	$(612)	$—	$(98)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$17,935	$—	$17,935
Corporate Bonds and Notes	23,631	—	23,631
Mortgage-Backed Securities	8,372	—	8,372
U.S. Government Securities	4,698	—	4,698
Equity Securities:
Preferred Stocks	1,108	615	493
Other Financial Instruments:
Futures Contracts	64	64	—
Total Assets	55,808	679	55,129
Liabilities:
Other Financial Instruments:
Futures Contracts	(18)	(18)	—
Centrally Cleared Credit Default Swap	(710)	—	(710)
Total Liabilities	(728)	(18)	(710)
Total Investments	$55,080	$661	$54,419
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.